January 2, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Strategic Funds, Inc.

-Dreyfus Conservative Allocation Fund

-Dreyfus Growth Allocation Fund

-Dreyfus Moderate Allocation Fund

 1933 Act File No.: 2-88816
 1940 Act File No.: 811-3940
 CIK No.: 0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 95 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 26, 2013 for the above-referenced Funds.

Please address any comments or questions to my attention at 212-922-6850.

Sincerely,

/s/ Faria Adam
Faria Adam
Supervisory Paralegal